Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
December 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Advertising - 4.0%
Interpublic Group of Cos., Inc.	176,804	$5,770,883
Omnicom Group, Inc.	67,442	5,834,407
		11,605,290

Agricultural & Farm Machinery - 4.1%
AGCO Corp.	47,859	5,810,561
CNH Industrial N.V.	506,068	6,163,908
		11,974,469

Agricultural Products & Services - 1.7%
Bunge Global S.A.	49,467	4,993,694

Air Freight & Logistics - 2.3%
Hub Group, Inc. - Class A(a)	71,936	6,613,796

Apparel Retail - 1.9%
Urban Outfitters, Inc.(a)	152,586	5,445,794

Apparel, Accessories & Luxury Goods - 2.2%
Tapestry, Inc.	171,398	6,309,160

Biotechnology - 1.7%
United Therapeutics Corp.(a)	22,684	4,987,985

Building Products - 4.1%
Owens Corning	40,174	5,954,992
UFP Industries, Inc.	49,242	6,182,333
		12,137,325

Cable & Satellite – 2.0%
Comcast Corp. - Class A	129,741	5,689,143

Coal & Consumable Fuels - 3.6%
CONSOL Energy, Inc.	50,951	5,122,104
Peabody Energy Corp.	227,825	5,540,704
		10,662,808

Communications Equipment - 1.9%
Cisco Systems, Inc.	112,336	5,675,215

Computer & Electronics Retail - 2.1%
Best Buy Co., Inc.	76,527	5,990,534

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 6.3%
Caterpillar, Inc.	21,671	$6,407,465
PACCAR, Inc.	59,265	5,787,227
Terex Corp.	109,480	6,290,721
		18,485,413

Footwear - 1.6%
Crocs, Inc.(a)	51,457	4,896,598

Homebuilding - 15.5%
DR Horton, Inc.	42,636	6,479,819
KB Home	103,963	6,493,529
Meritage Homes Corp.	38,465	6,700,603
PulteGroup, Inc.	61,464	6,344,314
Taylor Morrison Home Corp.(a)	119,977	6,400,773
Toll Brothers, Inc.	63,187	6,494,992
Tri Pointe Homes, Inc.(a)	186,241	6,592,931
		45,506,961

Independent Power Producers & Energy Traders - 2.0%
Vistra Corp.	152,623	5,879,038

Integrated Oil & Gas - 1.8%
Exxon Mobil Corp.	52,894	5,288,342

Integrated Telecommunication Services - 1.8%
Verizon Communications, Inc.	141,795	5,345,672

Managed Health Care - 1.8%
Molina Healthcare, Inc.(a)	14,864	5,370,512

Oil & Gas Equipment & Services - 5.5%
Halliburton Co.	146,809	5,307,145
Liberty Energy, Inc.	273,807	4,966,859
Weatherford International PLC(a)	59,926	5,862,561
		16,136,565

Oil & Gas Refining & Marketing - 11.3%
CVR Energy, Inc.	170,213	5,157,454
HF Sinclair Corp.	103,560	4,754,829
Marathon Petroleum Corp.	36,436	5,405,645
Par Pacific Holdings, Inc.(a)	157,268	5,719,837
PBF Energy, Inc. - Class A	122,437	5,382,331
Valero Energy Corp.	43,350	5,635,500
		33,055,596

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

	Shares	Value

Oil & Gas Storage & Transportation - 1.8%
International Seaways, Inc.	118,741	$5,400,341

Other Specialty Retail - 4.8%
Academy Sports & Outdoors, Inc.	106,841	7,051,506
Signet Jewelers Ltd.	66,136	7,093,747
		14,145,253

Packaged Foods & Meats - 2.2%
Cal-Maine Foods, Inc.	113,235	6,498,557

Passenger Airlines - 4.1%
American Airlines Group, Inc.(a)	437,262	6,007,980
Delta Air Lines, Inc.	147,175	5,920,850
		11,928,830

Steel - 2.0%
Commercial Metals Co.	119,278	5,968,671

Technology Distributors - 1.9%
Arrow Electronics, Inc.(a)	45,469	5,558,585

Technology Hardware, Storage & Peripherals - 1.9%
HP, Inc.	185,244	5,573,992

Tobacco - 1.8%
Altria Group, Inc.	129,283	5,215,276
TOTAL COMMON STOCKS (Cost $254,635,231)		292,249,415

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.30%(b)	539,735	$539,735
TOTAL SHORT-TERM INVESTMENTS (Cost $539,735)		539,735

TOTAL INVESTMENTS - 99.9% (Cost $255,174,966)		$292,789,150
Other Assets in Excess of Liabilities - 0.1%		431,206
TOTAL NET ASSETS - 100.0%		$293,220,356

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a) Non-income producing security.
(b) The rate shown represents the 7-day effective yield as of December 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments*
Common Stocks	$292,249,415	$—	$—	$292,249,415
Money Market Funds	539,735	—	—	539,735
Total Investments in Securities	$292,789,150	$—	$—	$292,789,150

*	Refer to the Schedule of Investments for industry classifications.

During the fiscal year ended December 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.